Fees Summary	Apr. 20, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 163,369,261.96
Total Fee Amount	22,561.31
Total Offset Amount	0.00
Net Fee	$ 22,561.31
Offering Table N/A
Offset Table N/A	N/A